Intangible Assets, Net (Details) - Schedule of estimated future amortization expense	Mar. 31, 2023 USD ($)
Schedule of Estimated Future Amortization Expense [Abstract]
2024	$ 2,132,482
2025	2,132,482
2026	2,132,482
2027	2,132,482
2028	916,327
Thereafter
Total	$ 9,446,255